Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of amortizable intangible assets

	September 30, 2012	December 31, 2011
Customer relationships	$350,925	$2,153
Rare earth quotas	80,300	—
Patents	39,753	—
Trade name	16,586	786
Land use rights	3,420	—
Other	4,419	516
Gross carrying amount	495,403	3,455
Less accumulated amortization	(16,230)	(383)
Net carrying amount	$479,173	$3,072

	December 31, 2011	December 31, 2010
Trade name	$786	$786
Customer relationships	2,153	—
Other	516	—
Gross carrying amount	3,455	786
Less accumulated amortization	(383)	(147)
Net carrying amount	$3,072	$639